Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Statutory Tax Rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Puerto Rico	20%	20%	20%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	40%	40%	39%
Peru	30%	28%	28%
Costa Rica and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago, Ecuador and Netherlands	25%	25%	25%
Chile	26%	24%	23%

Schedule Of Components Of Income Tax Expense
Income tax expense for fiscal years 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
Current income tax expense	$51,215	$54,142	$31,873
Deferred income tax expense (benefit)	2,099	5,499	(9,057)
Income tax expense	$53,314	$59,641	$22,816

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate
Income tax expense for fiscal years 2017, 2016 and 2015 differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2017	2016	2015
Pre-tax income (loss)	$182,813	$138,629	$(28,553)
Weighted-average statutory income tax rate (i)	35.5%	35.4%	32.8%
Income tax expense at weighted-average statutory tax rate on pre-tax income (loss)	64,901	49,030	(9,353)
Permanent differences:
Change in valuation allowance (ii)	(19,133)	(17,037)	63,880
Expiration and changes in tax loss carryforwards (iii)	14,007	18,291	—
Non-deductible expenses	9,888	15,047	10,243
Tax benefits, including Brazil and other	(10,744)	(14,437)	(17,377)
Income taxes withholdings on intercompany transactions (iv)	6,804	22,379	1,557
Differences including exchange rate, inflation adjustment and filing differences	(11,769)	(13,001)	(29,222)
Alternative Taxes	(363)	(114)	2,386
Others	(277)	(517)	702
Income tax expense	$53,314	$59,641	$22,816

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	Comprises net changes in valuation allowances for the year, mainly related to Non-Operating Losses (NOLs).

(iii)	Expiration of loss tax carryforwards are mainly generated by Holding legal entities and the Caribbean division.

(iv)
Comprises income tax withheld on the payment of interest on intercompany loans. In 2016 this item also includes the withholding income tax of $18.2 million due the repayment of the Company’s 2016 Notes.

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016 are presented below:

	2017	2016
Tax loss carryforwards (i)	$238,082	$268,389
Purchase price allocation adjustment	24,437	30,855
Property and equipment, tax inflation	37,577	37,471
Other accrued payroll and other liabilities	30,730	15,437
Share-based compensation	3,850	4,151
Provision for contingencies	2,478	3,449
Other deferred tax assets (ii)	21,528	27,292
Other deferred tax liabilities (iii)	(10,670)	(13,649)
Property and equipment - difference in depreciation rates	(12,639)	(14,195)
Valuation allowance (iv)	(271,651)	(290,620)
Net deferred tax asset	$63,722	$68,580

(i)
As of December 31, 2017, the Company and its subsidiaries has accumulated operating tax loss carryforwards amounting to $849,911. The Company has operating tax loss carryforwards amounting to $274,106, expiring between 2018 and 2022. In addition, the Company has operating tax loss carryforwards amounting to $348,370 expiring after 2022 and operating tax loss carryforwards amounting to $227,435 that do no expire. Changes in tax loss carryforwards for the year relate to the use of NOLs, mainly in Mexico and Brazil, and the expiration of tax loss carryforwards in other markets.

(ii)
Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2017, this item includes: bad debt reserve in Puerto Rico for $3,782, provision for regular expenses for $9,824, mainly corresponding to Brazil, Mexico and Colombia; and foreign currency exchange differences in Venezuela for $698. For the fiscal year ended December 31, 2016 this item includes regular expenses provisions for $14,063, for Brazil and Colombia; $5,055 related to foreign currency exchange differences in Venezuela and $3,832 in Puerto Rico, mainly related to bad debt reserve.

(iii)	Primarily related to intangible assets and foreign currency exchange differences.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Summary of Income Tax Contingencies
As of December 31, 2017, and 2016, the Company’s gross unrecognized tax benefits totaled Nil and $19 (including interests and penalties), respectively, that would favorably affect the effective tax rate if resolved in the Company’s favor.

The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	2017	2016
Balances at beginning balance	$19	$63
Decrease for positions taken in prior years	(19)	(44)
Balances at ending balance	$—	$19